Short-term investments	6 Months Ended
Jun. 30, 2025
Short-term Investments
Short-term investments

Note 4 — Short-term investments

Short-term investments consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Marketable securities	725,664,686	1,315,644,112	183,785,113

Fair value disclosure:

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	725,664,686	725,664,686	-	-

June 30, 2025
	June 30,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Marketable securities	1,315,644,112	1,315,644,112	-	-

During the six months ended June 30, 2025, the Company invested a total of RMB 522,577,800 (USD 73,000,000) and gained investment income of RMB 214,868,468 (USD 29,910,557).